Equity Activity	12 Months Ended
Dec. 31, 2011
Equity Activity
Equity Activity

Note L.

Equity Activity

The authorized capital stock of IBM consists of 4,687,500,000 shares of common stock with a $.20 per share par value, of which 1,163,182,565 shares were outstanding at December 31, 2011 and 150,000,000 shares of preferred stock with a $.01 per share par value, none of which were outstanding at December 31, 2011.

Stock Repurchases

The Board of Directors authorizes the company to repurchase IBM common stock. The company repurchased 88,683,716 common shares at a cost of $15,034 million, 117,721,650 common shares at a cost of $15,419 million and 68,650,727 common shares at a cost of $7,534 million in 2011, 2010 and 2009, respectively. These amounts reflect transactions executed through December 31 of each year. Actual cash disbursements for repurchased shares may differ due to varying settlement dates for these transactions. At December 31, 2011, $8,660 million of Board common stock repurchase authorization was still available. The company plans to purchase shares on the open market or in private transactions from time to time, depending on market conditions.

Other Stock Transactions

The company issued the following shares of common stock as part of its stock-based compensation plans and employee stock purchase plan: 20,669,785 shares in 2011, 34,783,386 shares in 2010 and 30,034,808 shares in 2009.The company issued 4,920,198 treasury shares in 2011, 7,929,318 treasury shares in 2010 and 6,408,265 treasury shares in 2009, as a result of exercises of stock options by employees of certain acquired businesses and by non-U.S. employees. Also, as part of the company’s stock-based compensation plans, 1,717,246 common shares at a cost of $289 million, 2,334,932 common shares at a cost of $297 million and 1,550,846 common shares at a cost of $161 million in 2011, 2010 and 2009, respectively, were remitted by employees to the company in order to satisfy minimum statutory tax withholding requirements. These amounts are included in the treasury stock balance in the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity.

Taxes Related to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2011:	Amount	Benefit	Amount
Other comprehensive income:
Foreign currency translation adjustments	$(693)	$(18)	$(711)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(14)	$5	$(9)
Reclassification of (gains)/losses to net income	(231)	88	(143)
Subsequent changes in previously impaired securities arising during the period	4	(1)	3
Total net changes related to available-for-sale securities	$(241)	$91	$(150)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(266)	$105	$(162)
Reclassification of (gains)/losses to net income	511	(182)	329
Total unrealized gains/(losses) on cash flow hedges	$245	$(77)	$167
Retirement-related benefit plans
Prior service costs/(credits)	$(28)	$7	$(22)
Net (losses)/gains arising during the period	(5,463)	1,897	(3,566)
Curtailments and settlements	11	(3)	7
Amortization of prior service (credits)/cost	(157)	62	(94)
Amortization of net gains/(losses)	1,847	(619)	1,227
Total retirement-related benefit plans	$(3,790)	$1,343	$(2,448)
Other comprehensive income/(loss)	$(4,479)	$1,339	$(3,142)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2010:	Amount	Benefit	Amount
Other comprehensive income:
Foreign currency translation adjustments	$712	$(69)	$643
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$70	$(24)	$46
Reclassification of (gains)/losses to net income	0	(0)	(0)
Subsequent changes in previously impaired securities arising during the period	8	(3)	5
Total net changes related to available-for-sale securities	$78	$(27)	$51
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$371	$(120)	$251
Reclassification of (gains)/losses to net income	203	(68)	134
Total unrealized gains/(losses) on cash flow hedges	$573	$(188)	$385
Retirement-related benefit plans
Prior service costs/(credits)	$28	$(8)	$20
Net (losses)/gains arising during the period	(2,728)	1,016	(1,712)
Curtailments and settlements	10	(3)	7
Amortization of prior service (credits)/cost	(183)	67	(116)
Amortization of net gains/(losses)	1,249	(441)	808
Total retirement-related benefit plans	$(1,624)	$632	$(992)
Other comprehensive income/(loss)	$(260)	$348	$87

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2009:	Amount	Benefit	Amount
Other comprehensive income:
Foreign currency translation adjustments	$1,675	$57	$1,732
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$118	$(47)	$72
Reclassification of (gains)/losses to net income	64	(24)	39
Subsequent changes in previously impaired securities arising during the period	—	—	—
Total net changes related to available-for-sale securities	$182	$(71)	$111
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(718)	$224	$(493)
Reclassification of (gains)/losses to net income	(94)	32	(63)
Total unrealized gains/(losses) on cash flow hedges	$(812)	$256	$(556)
Retirement-related benefit plans
Prior service costs/(credits)	$375	$(146)	$229
Net (losses)/gains arising during the period	1,433	(439)	994
Curtailments and settlements	(125)	33	(93)
Amortization of prior service (credits)/cost	(162)	55	(107)
Amortization of net gains/(losses)	1,105	(402)	704
Total retirement-related benefit plans	$2,626	$(898)	$1,727
Other comprehensive income/(loss)	$3,671	$(656)	$3,015

Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/Losses	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on Cash Flow	Translation	Benefit	For-Sale	Comprehensive
	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2009	$(481)	$1,836	$(20,297)	$113	$(18,830)
Change for period	385	643	(992)	51	87
December 31, 2010	(96)	2,478	(21,289)	164	$(18,743)
Change for period	167	(711)	(2,448)	(150)	(3,142)
December 31, 2011	$71	$1,767	$(23,737)	$13	$(21,885)

* Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.